             THIS FILING LISTS CERTAIN SECURITIES HOLDINGS REPORTED
                     ON THE FORM 13F FILED ON MAY 17, 1999
                PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
           AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 4, 2000.

      BERKSHIRE HAS CHOSEN NOT TO APPEAL THE DENIAL OF CONFIDENTIALITY AS
          TO THESE SECURITIES EVEN THOUGH BERKSHIRE BELIEVES THAT ITS
                    CONFIDENTIALITY REQUEST WAS APPROPRIATE.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  X  ]; Amendment Number:    1

        This Amendment (Check only one.):     [ ]  is a restatement.

                                              [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
     ------------------------------
Address:  1440 Kiewit Plaza
        ---------------------------
           Omaha, NE 68131
        ---------------------------

        ---------------------------

Form 13F File Number: 28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc D. Hamburg
     ----------------------------
Title:  Vice President
      ---------------------------
Phone:  402-346-1400
      ---------------------------

Signature, Place, and Date of Signing:

   /s/ Marc D. Hamburg               Omaha, NE                February 18, 2000
-------------------------------   -----------------           -----------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28- 5194                            General Re - New England Asset Management, Inc.
           ------                           -----------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           18
                                                         ----------

Form 13F Information Table Entry Total:                      19
                                                         ----------

Form 13F Information Table Value Total:                  $  806,744
                                                         ----------
                                                         (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.   FORM 13F FILE NUMBER         NAME

     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
     2.       28-5676                   BHG Life Insurance Co.
     3.       28-719                    Blue Chip Stamps
     4.       28-554                    Buffett, Warren E.
     5.       28-1517                   Columbia Insurance Co.
     6.       28-2226                   Cornhusker Casualty Co.
     7.       28-6102                   Cypress Insurance Co.
     8.       28-852                    GEICO Corp.
     9.       28-101                    Government Employees Ins. Corp.
    10.       28-1066                   National Fire & Marine
    11.       28-718                    National Indemnity Co.
    12.       28-5006                   National Liability & Fire Ins. Co.
    13.       28-6104                   Nebraska Furniture Mart
    14.       28-717                    OBH Inc.
    15.       28-2740                   Plaza Investment Managers
    16.       28-1357                   Wesco Financial Corp.
    17.       28-3091                   Wesco Financial Ins. Co.
    18.       28-3105                   Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 1999

                                                                         Column 6
                                                                   Investment Discretion                           Column 8
                                                      Column 5    ----------------------                       Voting Authority
                Column 2    Column 3      Column 4   Shares or            (b)       (c)      Column 7     --------------------------
Column 1        Title of    CUSIP      Market Value  Principal   (a)    Shared-  Shared-      Other          (a)        (b)      (c)
Name of Issuer   Class      Number    (In Thousands)  Amount     Sole   Defined   Other      Managers        Sole      Shared   None
-------------- --------   -----------  ------------- ---------    ----  --------  ------  -------------   ---------    ------   ----
Citigroup       Com       172967 10 1       9,117      142,736             X              4, 1, 2, 6,       142,736
                                                                                          11,14
                                          212,135    3,321,097             X              4, 11, 14       3,321,097
                                           34,190      535,263             X              4, 10, 14         535,263
                                           56,983      892,105             X              4, 5, 14          892,105
                                            7,408      115,973             X              4, 12, 14         115,973
                                            5,698       89,210             X              4, 7, 14           89,210
Gardner                                                                                   4, 11, 14           3,229
 Denver                                                                                   4, 8, 9, 11,    4,000,000
 Inc.          Com        365558 10 5       3,229      203,400             X              14, 15

Great                                                                                     4, 8, 9, 11,    2,814,000
 Lakes                                                                                    14, 15
 Chemical                                                                                 4, 11, 14         122,500
 Corp.         Com        390568 10 3     147,000    4,000,000             X              4, 8, 9, 11,    1,000,000
                                                                                          14, 15
Manpower                                                                                  4, 8, 9, 11,    4,035,000
 Inc.           Com       56418H 10 0      65,777    2,814,000             X              14, 15
                                                                                          4, 5, 14          449,728
Microsoft                                                                                 4, 1, 11, 14      212,834
 Corp.         FD A       594918 20 3      12,066      122,500             X              4, 5, 14           25,589

Robert                                                                                    4, 1, 11, 14       12,110
 Half                                                                                     4, 5, 14          110,138
 International                                                                            4, 1, 11, 14       52,123
 Inc.          Com        770323 10 3      32,812    1,000,000             X              4, 11, 14         816,655

TCA
 Cable
 TV Inc.       Com        872241 10 4     175,522    4,035,000             X

Torchmark
 Corp.         Com        891027 10 4      14,223      449,728             X
                                            6,731      212,834             X
Waddell
 & Reed         Cl A      930059 10 0         525       25,589             X
                                               248      12,110             X
Waddell
 & Reed         Cl B      930059 20 9       2,189      110,138             X
                                             1,036      52,123             X
Zenith
 National
 Ins.
 Corp.          Com       989390 10 9      19,855      816,655             X
                                           ------
                          GRAND TOTAL   $ 806,744
                                        =========